Accounts Receivables, Net - Schedule of Accounts Receivables, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accounts Receivables, Net [Line Items]
Less: allowance for credit losses	$ (11,545)	$ (9,927)
Accounts receivables, net	988,736	1,387,915
Third party [Member]
Schedule of Accounts Receivables, Net [Line Items]
Accounts receivables – third parties	$ 1,000,281	$ 1,397,842